Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Entity Registrant Name	IGEN Networks Corp.
Entity Central Index Key	0001393540
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-5879021
Entity Address Address Line 1	31772 Casino Drive
Entity Address Address Line 2	Suite C
Entity Address City Or Town	Lake Elsinore
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92530
City Area Code	855
Local Phone Number	912-5378
Amendment Description	IGEN Networks Corp. is filing this Amendment No. 1 (this “Amendment”) to its Registration Statement on Form S-1 (Registration Statement No. 333-265542) (the “Registration Statement”) to: 1) include the delaying amendment language set forth below; 2) file a corrected Exhibit 23.3 (Consent of Green Growth CPAs); and 3) to file the correct Exhibits 10.5 “Equity Financing Agreement” and 10.6 “Registration Rights Agreement”. Accordingly, this Amendment consists only of the Cover Page, this explanatory note, Part II, Item 16 with revised Exhibits list, related Exhibits and the signature page. The remainder of the Registration Statement is unchanged and therefore has not been included in this Amendment.